Income taxes - Schedule of Reconciliation between Actual Tax Charge and Amount Calculated based on Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of Income Taxes [Line Items]
Loss from operations in the PRC	¥ (233,382)		¥ (85,788)	¥ (73,741)
Profit (loss) from overseas entities	(1,071,745)		(693,437)	(94,884)
Loss before income tax	(1,305,127)	$ (204,703)	(779,225)	(168,625)
Tax expense at PRC enterprise income tax rate of 25%	(326,282)		(194,806)	(42,156)
Expenses not deductible for income tax purpose	13,663		3,185	799
Super deduction of research and development expenses	(35,523)		(13,341)	(9,529)
Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	114,121		40,865	33,956
Effect of income tax in jurisdictions other than the PRC	(235,718)		¥ (164,097)	¥ (16,930)
Income tax expense	¥ 1,697	$ 266